Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2019
Cash Flow Statement [Abstract]
Summary of Cash Flow Information

(CAD$ in millions)	December 31, 2019	December 31, 2018
Cash and cash equivalents
Cash	$149	$438
Investments with maturities from the date of acquisition of three months or less	877	1,296
	$1,026	$1,734

Summary of Non-Cash Working Capital Items

(CAD$ in millions)	2019	2018
Net change in non-cash working capital items
Trade and settlements receivables	$97	$282
Prepaids and other current assets	(69)	(26)
Inventories	16	(338)
Trade accounts payable and other liabilities	(204)	53
	$(160)	$(29)